Deposit on Equipment	8 Months Ended
Sep. 30, 2021
Disclosure Deposits On Equipment [Abstract]
Deposits On Equipment
NOTE 6. DEPOSITS ON EQUIPMENT
As of September 30, 2021, the Company had outstanding executed purchase agreements for the purchase of (1) 27,000 Antminer S19j Pro (100 TH/s) miners from Bitmain Technologies Limited (“Bitmain”) and (2) 60,000 MicroBT M30S, M30S+ and M30S++ miners from SuperAcme Technology (Hong Kong) Limited (“SuperAcme”), all of which are to be delivered in monthly batches from January 2022 through December 2022. The purchase agreement commitments, deposits paid and expected delivery timing (remaining balances are payable in advance of shipping) are summarized below:

Vendor	Agreement Date	Purchase Commitment	Deposits Paid	Expected Shipping
Bitmain Technologies Limited	August 20, 2021 and August 30, 2021	$171,135,000	$49,656,000	January 2022 - September 2022
SuperAcme Technology (Hong Kong)*	September 2, 2021	222,400,800	22,240,080	July 2022 - December 2022
Various vendors for other contracts and costs		5,959,351	2,449,784

Total		$399,495,151	$74,345,864

*
Pursuant to the Company’s agreements with Bitmain and SuperAcme, the Company is responsible for all logistics costs related to transportation, packaging for transportation and insurance related to the delivery of the miners.